Business Combination	12 Months Ended
Dec. 31, 2023
Business Combination
Business Combination

5.Business Combination

2022 Acquisitions

On January 1, 2022, the Company acquired Shenyang Sen Xin, Panjin Sen Xin and Anshan Sen Rui with total consideration of RMB5,000, including cash consideration of RMB5,000, of which RMB5,000 was paid in 2021. The companies mentioned above were engaged in Ride-hailing solutions services. Goodwill of RMB3,610 recognized represents the expected synergies with the Company’s existing ride-hailing solutions services operations, which was allocated to the “Ride-hailing solutions services” reporting unit and is not tax deductible.

The following table summarizes the purchase price allocation for the 2022 Acquisition:

2022 Acquisitions
RMB
Purchase consideration	5,000
Less:
Cash	272
Accounts receivable	5,836
Customer relationships	1,400
Accrued expenses and other current liabilities	(2,804)
Non-controlling interests	(3,314)
Goodwill	3,610

The purchase price allocation for the acquisitions was based on a valuation determined by the Company with the assistance of an independent third-party valuation firm. The significant inputs used in the purchase price allocations were revenue growth rates, gross margin rates, weighted-average cost of capital, discount rate, and terminal values. Identifiable intangible assets acquired primarily consist of customer relationships which provide the Company with rights to expand its ride-hailing solutions services with the ride-hailing company in specified regions in the PRC.

The operating results of the acquired company was included in the consolidated statement of comprehensive loss from the acquisition date. Pro forma results of operations were not presented because the effect of the acquisition was not material to the Company’s consolidated financial statements.

On January 5, 2022, the Company issued 9,000,000 Class A ordinary shares to entered into a definitive investment agreement (the “Agreement”) to acquire the remaining 45.78% equity interest in Shenzhen Lailai for a total consideration of approximately RMB62.6 million in the form of the Company’s securities. Transaction has been completed and Quhuo owns 100% equity interest in Lailai.